Summary of Significant Accounting Policies - Impacts of Adoption of IFRS 15 Standard (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	$ 23,407	$ 20,823	$ 46,365	$ 42,560
Cost of sales	14,636	14,181	29,340	28,355
Gross profit	8,771	6,642	17,025	14,205
Income before finance income, results in equity-accounted investments and income taxes	$ 4,622	$ 4,658	10,114	$ 9,196
Agent [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues			1,201
Cost of sales			(1,201)
Breakage [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues			(132)
Cost of sales			13
Gross profit			(119)
Income and expenses			119
Others [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues			(24)
Gross profit			(24)
Income and expenses			24
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues			46,365
Cost of sales			(29,340)
Gross profit			17,025
Income and expenses			(6,911)
Income before finance income, results in equity-accounted investments and income taxes			10,114
Financial effect prior to adoption of IFRS [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues			47,410
Cost of sales			(30,528)
Gross profit			16,882
Income and expenses			(6,768)
Income before finance income, results in equity-accounted investments and income taxes			$ 10,114